Deferred Income Tax - Additional Information (Detail) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Amount of tax losses	$ 1.2	$ 1.4
Deferred tax assets expiration year	2026	2025
Investments in subsidiaries	$ 12.1	$ 10.9
After one year but not more than five years [member]
Statement [line items]
Amount of tax losses	0.1	0.1
After 5 years [member]
Statement [line items]
Amount of tax losses	$ 0.4	$ 0.3